Revenue and segmental reporting, Deferred revenue (Details)	12 Months Ended
	Dec. 31, 2021 GBP (£)	Dec. 31, 2020 GBP (£)	Dec. 31, 2019 GBP (£)	Dec. 31, 2021 USD ($)	Jan. 02, 2021 GBP (£)
Deferred revenue [Abstract]
Total deferred revenue	£ 21,128,000	£ 24,432,000		$ 17,090,000	£ 4,039,000
Current trade receivables	6,047,000	2,051,000
Credit losses	0
Current deferred revenue (Note 23)	24,450,000	27,118,000
Non-current deferred revenue (Note 19)	6,408,000	24,868,000
Total deferred revenue	30,858,000	51,986,000
Deferred revenue held, included in current deferred revenue		7,361,000
Revenue recognised related to performance obligations	£ 0	£ 705,000	£ 0
Top of range [member]
Deferred revenue [Abstract]
Expected recognized revenue	2 years
Bottom of range [member]
Deferred revenue [Abstract]
Expected recognized revenue	1 year